EQUIPMENT (Details 1)	12 Months Ended
Dec. 31, 2019
Office Equipment [Member]
Useful life of asset (in years)	7 years
Vehicles [Member]
Useful life of asset (in years)	5 years
Wheelchair rental pool [Member]
Useful life of asset (in years)	13 months